Victory Aggressive Growth Fund Expense Example - Victory Aggressive Growth Fund	Apr. 30, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,058